Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Alger ETF Trust
Entity Central Index Key	0001807486
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000222788 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap 40 ETF
Class Name	Alger Mid Cap 40 ETF
Trading Symbol	FRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 100,056,179
Holdings Count | Holding	40	[2]
Investment Company Portfolio Turnover	206.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$100,056,179
Total number of portfolio holdings[1]	40
Portfolio turnover rate	206.00%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	11.3%
Consumer Discretionary	7.9%
Consumer Staples	1.0%
Financials	6.9%
Health Care	10.1%
Industrials	16.1%
Information Technology	27.6%
Utilities	12.6%
Short-Term Investments and Other Net Assets	6.5%
100.0%
†	Based on net assets

C000222789 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 ETF
Class Name	Alger 35 ETF
Trading Symbol	ATFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$31	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 33,556,012
Holdings Count | Holding	33	[4]
Investment Company Portfolio Turnover	103.74%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$33,556,012
Total number of portfolio holdings[1]	33
Portfolio turnover rate	103.74%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	24.4%
Consumer Discretionary	12.1%
Health Care	7.3%
Industrials	8.1%
Information Technology	41.4%
Utilities	8.2%
Short-Term Investments and Other Net Assets	(1.5)%
100.0%
†	Based on net assets

C000240821 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Enduring Growth ETF
Class Name	Alger Weatherbie Enduring Growth ETF
Trading Symbol	AWEG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$31	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 5,049,643
Holdings Count | Holding	24	[6]
Investment Company Portfolio Turnover	32.02%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$5,049,643
Total number of portfolio holdings[1]	24
Portfolio turnover rate	32.02%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	2.6%
Consumer Discretionary	2.4%
Financials	11.0%
Health Care	15.5%
Industrials	43.0%
Information Technology	12.5%
Real Estate	10.7%
Short-Term Investments and Other Net Assets	2.3%
100.0%
†	Based on net assets

C000248577 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity ETF
Class Name	Alger Concentrated Equity ETF
Trading Symbol	CNEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$29	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[7]
Net Assets	$ 55,039,163
Holdings Count | Holding	29	[8]
Investment Company Portfolio Turnover	31.27%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$55,039,163
Total number of portfolio holdings[1]	29
Portfolio turnover rate	31.27%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	17.9%
Consumer Discretionary	15.1%
Financials	4.3%
Health Care	3.3%
Industrials	8.6%
Information Technology	45.0%
Utilities	5.8%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000248578 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters ETF
Class Name	Alger AI Enablers & Adopters ETF
Trading Symbol	ALAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$31	0.58%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[9]
Net Assets	$ 71,496,530
Holdings Count | Holding	49	[10]
Investment Company Portfolio Turnover	90.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$71,496,530
Total number of portfolio holdings[1]	49
Portfolio turnover rate	90.07%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	18.0%
Consumer Discretionary	16.7%
Consumer Staples	0.2%
Financials	3.0%
Health Care	1.6%
Industrials	4.8%
Information Technology	46.7%
Utilities	9.4%
Short-Term Investments and Other Net Assets	(0.4)%
100.0%
†	Based on net assets

C000255343 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Russell Innovation ETF
Class Name	Alger Russell Innovation ETF
Trading Symbol	INVN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 6, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs since inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$26(a)	0.55%(b)
(a)	The Fund commenced operations on January 6, 2025. Had the Fund been in operation for the entire six-month period ended June 30, 2025, the cost of a $10,000 investment would have been higher.
(b)	Annualized.

Expenses Paid, Amount	$ 26	[11]
Expense Ratio, Percent	0.55%	[12]
Net Assets	$ 12,396,135
Holdings Count | Holding	50	[13]
Investment Company Portfolio Turnover	38.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2025.
Fund net assets	$12,396,135
Total number of portfolio holdings[1]	50
Portfolio turnover rate	38.49%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	10.1%
Consumer Discretionary	7.5%
Consumer Staples	2.0%
Financials	2.0%
Health Care	27.9%
Industrials	2.0%
Information Technology	46.5%
Real Estate	2.0%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Excludes Money Market Funds.
[3]	Annualized.
[4]	Excludes Money Market Funds.
[5]	Annualized.
[6]	Excludes Money Market Funds.
[7]	Annualized.
[8]	Excludes Money Market Funds.
[9]	Annualized.
[10]	Excludes Money Market Funds.
[11]	The Fund commenced operations on January 6, 2025. Had the Fund been in operation for the entire six-month period ended June 30, 2025, the cost of a $10,000 investment would have been higher.
[12]	Annualized.
[13]	Excludes Money Market Funds.